Multi-Class Prospectus | PACE® Large Co Growth Equity Investments
PACE® Large Co Growth Equity Investments

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Growth Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information (the "SAI"), each dated March 31, 2014, as previously supplemented

The Prospectuses and SAI are revised to replace all references to "Delaware Investments Fund Advisers" and "Delaware" with "Jackson Square Partners, LLC" and "JSP", respectively.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" beginning on page 40 of the Multi-Class Prospectus and page 39 of the Class P Prospectus is revised by replacing the sixth sentence of the first paragraph of that section with the following:

JSP assumed responsibility for managing a separate portion of the fund's assets on May 1, 2014. The JSP portfolio management team (as employees of a different investment advisor) assumed responsibility for managing a separate portion of the fund's assets on December 5, 2007.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE